Stock-Based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2024
Stock-Based Compensation Plans
Schedule of estimated stock-based compensation expense recognized in condensed consolidated statement of operations

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022
Cost of revenues	1,128	940	732
Sales and marketing	5,197	2,468	3,060
Research and development	2,138	1,788	1,419
General and administrative	8,017	8,471	5,806
Effect on net income	16,480	13,667	11,017

Schedule of weighted-average assumptions

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022

Expected dividend yield (%)	—	—	—
Expected volatility (%)	30.8	29.2	27.8
Risk-free rate (%)	3.2	2.4	0.7
Expected option life (years)	5	5	5

Schedule of stock option activity

			Weighted-
	Number of	Weighted-	Average	Aggregate
	Stock	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life (years)	(in millions)
Balance at January 31, 2022	1,319,279	$42.35	4.4	$41.5
Granted	356,014	$61.09
Exercised	(63,890)	$27.34
Forfeited	(17,970)	$52.98
Balance at January 31, 2023	1,593,433	$45.54	4.1	$45.7
Granted	278,845	$79.80
Exercised	(285,808)	$33.06
Forfeited	(17,919)	$62.30
Balance at January 31, 2024	1,568,551	$52.31	3.9	$54.8

Vested or expected to vest at January 31, 2024	1,568,551	$52.31	3.9	$54.8

Exercisable at January 31, 2024	1,121,998	$46.46	3.3	$45.7

Schedule of Non vested share activity

		Weighted-
		Average
	Number of	Grant-Date
	Stock Options	Fair Value per
	Outstanding	Share
Balance at January 31, 2022	462,853	$13.16
Granted	356,014	$18.47
Vested	(313,186)	$13.72
Forfeited	(16,860)	$3.71
Balance at January 31, 2023	488,821	$16.11
Granted	278,845	$26.19
Vested	(303,628)	$17.74
Forfeited	(17,485)	$18.29
Balance at January 31, 2024	446,553	$20.67

Schedule of performance share units activity

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	PSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2022	777,538	$35.76	4.8	$57.4
Granted	97,991	$64.98
Performance units issued	39,704	$54.34
Exercised	—	—
Balance at January 31, 2023	915,233	$38.41	4.5	$67.9
Granted	95,134	$105.96
Performance units issued	68,005	$53.80
Exercised	(87,354)	$14.29
Forfeited	(2,475)	$81.82
Balance at January 31, 2024	988,543	$53.81	4.5	$86.3

Vested or expected to vest at January 31, 2024	988,543	$53.81	4.5	$86.3

Exercisable at January 31, 2024	720,452	$36.60	3.2	$62.8

Schedule of restricted share units activity

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2022	410,980	$29.17	5.0	$30.3
Granted	63,651	$61.53
Exercised	—	—
Balance at January 31, 2023	474,631	$32.44	4.7	$35.2
Granted	61,774	$79.89
Exercised	(53,898)	$8.52
Forfeited	(413)	$60.66
Balance at January 31, 2024	482,094	$40.19	4.8	$42.1

Vested or expected to vest at January 31, 2024	482,094	$40.19	4.8	$42.1

Exercisable at January 31, 2024	419,690	$35.32	4.3	$36.6

Schedule of cash settled restricted share unit plan activity

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2022	24,428	1.4
Granted	7,948
Vested and settled in cash	(17,719)
Forfeited	(74)
Balance at January 31, 2023	14,583	1.4
Granted	7,879
Vested and settled in cash	(11,092)
Balance at January 31, 2024	11,370	1.8

Non-vested at January 31, 2024	11,370	1.8